Loans (Tables)	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2020 Jan. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$43	$140	$211
Originations net of repayments and other derecognitions	1	(3)	(5)	(7)
Changes in model	(1)	–	–	(1)
Net remeasurement (2)	(12)	7	22	17
Transfers (2)
– to 12-month ECL	12	(10)	(2)	–
– to lifetime ECL performing	(1)	5	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Provision for (reversal of) credit losses (3)	(1)	(3)	13	9
Write-offs	–	–	(3)	(3)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	1	–	–	1
Balance at end of period	$28	$40	$146	$214
Personal
Balance at beginning of period	$174	$271	$128	$573
Originations net of repayments and other derecognitions	9	(13)	(3)	(7)
Changes in model	11	(7)	–	4
Net remeasurement (2)	(71)	90	64	83
Transfers (2)
– to 12-month ECL	67	(65)	(2)	–
– to lifetime ECL performing	(8)	11	(3)	–
– to lifetime ECL credit-impaired	–	(19)	19	–
Provision for (reversal of) credit losses (3)	8	(3)	75	80
Write-offs	–	–	(100)	(100)
Recoveries	–	–	20	20
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	–	(1)	(1)
Balance at end of period	$182	$268	$121	$571
Credit card
Balance at beginning of period	$145	$340	$–	$485
Originations net of repayments and other derecognitions	–	(17)	–	(17)
Changes in model	13	5	–	18
Net remeasurement (2)	(77)	156	40	119
Transfers (2)
– to 12-month ECL	87	(87)	–	–
– to lifetime ECL performing	(9)	9	–	–
– to lifetime ECL credit-impaired	–	(58)	58	–
Provision for (reversal of) credit losses (3)	14	8	98	120
Write-offs	–	–	(126)	(126)
Recoveries	–	–	28	28
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	(1)	–	(1)
Balance at end of period	$159	$347	$–	$506
Business and government
Balance at beginning of period	$239	$158	$378	$775
Originations net of repayments and other derecognitions	7	(5)	(5)	(3)
Changes in model	–	4	(1)	3
Net remeasurement (2)	(29)	2 2	59	52
Transfers (2)
– to 12-month ECL	24	(22)	(2)	–
– to lifetime ECL performing	(11)	12	(1)	–
– to lifetime ECL credit-impaired	–	(8)	8	–
Provision for (reversal of) credit losses (3)	(9)	3	58	52
Write-offs	–	–	(40)	(40)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	1	2	(1)	2
Balance at end of period	$231	$163	$393	$787
Total ECL allowance (4)	$600	$818	$660	$2,078
Comprises:
Loans	$537	$753	$658	$1,948
Undrawn credit facilities and other off-balance sheet exposures (5)	63	65	2	130
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at January 31, 2020 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2019 Oct. 31				2019 Jan. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$30	$42	$147	$219	$27	$44	$143	$214
Originations net of repayments and other derecognitions	1	(3)	(7)	(9)	1	(4)	(8)	(11)
Changes in model	–	–	(5)	(5)	–	–	–	–
Net remeasurement (2)	(12)	7	27	22	(11)	11	29	29
Transfers (2)
– to 12-month ECL	10	(8)	(2)	–	11	(7)	(4)	–
– to lifetime ECL performing	(1)	7	(6)	–	–	5	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(1)	1	–
Provision for (reversal of) credit losses (3)	(2)	1	9	8	1	4	13	18
Write-offs	–	–	(11)	(11)	–	–	(5)	(5)
Recoveries	–	–	1	1	–	–	1	1
Interest income on impaired loans	–	–	(8)	(8)	–	–	(3)	(3)
Foreign exchange and other	–	–	2	2	1	(2)	–	(1)
Balance at end of period	$28	$43	$140	$211	$29	$46	$149	$224
Personal
Balance at beginning of period	$171	$254	$117	$542	$190	$199	$109	$498
Originations net of repayments and other derecognitions	13	(12)	–	1	10	(13)	–	(3)
Changes in model	1	–	1	2	1	–	1	2
Net remeasurement (2)	(51)	85	86	120	(54)	89	72	107
Transfers (2)
– to 12-month ECL	48	(47)	(1)	–	49	(48)	(1)	–
– to lifetime ECL performing	(8)	10	(2)	–	(14)	18	(4)	–
– to lifetime ECL credit-impaired	–	(19)	19	–	–	(19)	19	–
Provision for (reversal of) credit losses (3)	3	17	103	123	(8)	27	87	106
Write-offs	–	–	(107)	(107)	–	–	(96)	(96)
Recoveries	–	–	15	15	–	–	17	17
Interest income on impaired loans	–	–	(2)	(2)	–	–	(1)	(1)
Foreign exchange and other	–	–	2	2	–	–	1	1
Balance at end of period	$174	$271	$128	$573	$182	$226	$117	$525
Credit card
Balance at beginning of period	$144	$325	$–	$469	$102	$370	$–	$472
Originations net of repayments and other derecognitions	–	(16)	–	(16)	–	(12)	–	(12)
Changes in model	–	–	–	–	1	–	–	1
Net remeasurement (2)	(57)	142	47	132	(48)	101	49	102
Transfers (2)
– to 12-month ECL	69	(69)	–	–	57	(57)	–	–
– to lifetime ECL performing	(11)	11	–	–	(10)	10	–	–
– to lifetime ECL credit-impaired	–	(53)	53	–	–	(45)	45	–
Provision for (reversal of) credit losses (3)	1	15	100	116	–	(3)	94	91
Write-offs	–	–	(129)	(129)	–	–	(125)	(125)
Recoveries	–	–	29	29	–	–	31	31
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	1	2	–	3
Balance at end of period	$145	$340	$–	$485	$103	$369	$–	$472
Business and government
Balance at beginning of period	$228	$133	$299	$660	$180	$147	$230	$557
Originations net of repayments and other derecognitions	8	(3)	(5)	–	6	(5)	(7)	(6)
Changes in model	(3)	(2)	–	(5)	–	–	1	1
Net remeasurement (2)	(4)	40	124	160	16	15	97	128
Transfers (2)
– to 12-month ECL	17	(13)	(4)	–	15	(14)	(1)	–
– to lifetime ECL performing	(7)	8	(1)	–	(2)	3	(1)	–
– to lifetime ECL credit-impaired	–	(4)	4	–	–	(12)	12	–
Provision for (reversal of) credit losses (3)	11	26	118	155	35	(13)	101	123
Write-offs	–	–	(35)	(35)	–	–	(48)	(48)
Recoveries	–	–	3	3	–	–	1	1
Interest income on impaired loans	–	–	(5)	(5)	–	–	(2)	(2)
Foreign exchange and other	–	(1)	(2)	(3)	(3)	–	(4)	(7)
Balance at end of period	$239	$158	$378	$775	$212	$134	$278	$624
Total ECL allowance (4)	$586	$812	$646	$2,044	$526	$775	$544	$1,845
Comprises:
Loans	$526	$745	$644	$1,915	$470	$721	$524	$1,715
Undrawn credit facilities and other off-balance sheet exposures (5)	60	67	2	129	56	54	20	130
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2019 and January 31, 2019 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on the application of our 12-month point-in-time probability of default (PD) under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the 2019 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at	2020 Jan. 31				2019 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$144,133	$–	$–	$144,133	$142,260	$–	$–	$142,260
– Very low	38,153	51	–	38,204	37,140	–	–	37,140
– Low	15,892	843	–	16,735	17,315	1,010	–	18,325
– Medium	1,122	5,137	–	6,259	1,207	5,312	–	6,519
– High	7	1,156	–	1,163	11	1,162	–	1,173
– Default	–	–	635	635	–	–	597	597
– Not rated	2,263	241	159	2,663	2,251	233	154	2,638
Gross residential mortgages (4)(5)	201,570	7,428	794	209,792	200,184	7,717	751	208,652
ECL allowance	28	40	146	214	28	43	140	211
Net residential mortgages	201,542	7,388	648	209,578	200,156	7,674	611	208,441
Personal
– Exceptionally low	22,116	–	–	22,116	24,258	–	–	24,258
– Very low	3,566	15	–	3,581	4,321	1,353	–	5,674
– Low	8,547	1,745	–	10,292	4,955	1,582	–	6,537
– Medium	3,322	1,754	–	5,076	3,703	1,611	–	5,314
– High	332	626	–	958	302	613	–	915
– Default	–	–	161	161	–	–	164	164
– Not rated	707	29	40	776	720	29	40	789
Gross personal (5)	38,590	4,169	201	42,960	38,259	5,188	204	43,651
ECL allowance	167	262	121	550	160	265	128	553
Net personal	38,423	3,907	80	42,410	38,099	4,923	76	43,098
Credit card
– Exceptionally low	2,928	1	–	2,929	3,015	–	–	3,015
– Very low	1,140	81	–	1,221	1,142	83	–	1,225
– Low	5,616	267	–	5,883	5,619	274	–	5,893
– Medium	1,332	524	–	1,856	1,344	565	–	1,909
– High	10	540	–	550	10	538	–	548
– Default	–	–	–	–	–	–	–	–
– Not rated	158	8	–	166	158	7	–	165
Gross credit card	11,184	1,421	–	12,605	11,288	1,467	–	12,755
ECL allowance	140	303	–	443	129	291	–	420
Net credit card	11,044	1,118	–	12,162	11,159	1,176	–	12,335
Business and government
– Investment grade	50,428	301	–	50,729	46,800	251	–	47,051
– Non–investment grade	81,361	3,321	–	84,682	80,780	3,443	–	84,223
– Watchlist	498	1,577	–	2,075	374	1,575	–	1,949
– Default	–	–	873	873	–	–	866	866
– Not rated	597	54	34	685	752	79	45	876
Gross business and government (4)(6)	132,884	5,253	907	139,044	128,706	5,348	911	134,965
ECL allowance	202	148	391	741	209	146	376	731
Net business and government	132,682	5,105	516	138,303	128,497	5,202	535	134,234
Total net amount of loans	$383,691	$17,518	$1,244	$402,453	$377,911	$18,975	$1,222	$398,108
(1)
Other financial assets classified at amortized cost were excluded from the table above as their ECL allowances were immaterial as at January 31, 2020. In addition, the table excludes debt securities measured at FVOCI, for which ECL allowances of $22 million (October 31, 2019: $23 million) were recognized in AOCI.

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $26 million (October 31, 2019: $25 million) which were included in Other assets on our interim consolidated balance sheet.
(4)	Includes $18 million (October 31, 2019: $60 million) of residential mortgages and $21,635 million (October 31, 2019: $21,182 million) of business and government loans that are measured at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $9,505 million (October 31, 2019: $9,167 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2020 Jan. 31				2019 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$109,427	$133	$–	$109,560	$106,696	$120	$–	$106,816
– Very low	6,401	298	–	6,699	7,341	1,126	–	8,467
– Low	11,824	962	–	12,786	10,974	1,357	–	12,331
– Medium	1,734	943	–	2,677	1,737	752	–	2,489
– High	260	464	–	724	255	495	–	750
– Default	–	–	13	13	–	–	19	19
– Not rated	403	21	–	424	397	32	–	429
Gross retail	130,049	2,821	13	132,883	127,400	3,882	19	131,301
ECL allowance	34	50	–	84	30	55	–	85
Net retail	130,015	2,771	13	132,799	127,370	3,827	19	131,216
Business and government
– Investment grade	85,987	300	–	86,287	78,906	296	–	79,202
– Non–investment grade	49,269	903	–	50,172	52,379	1,282	–	53,661
– Watchlist	58	548	–	606	65	575	–	640
– Default	–	–	68	68	–	–	69	69
– Not rated	550	50	–	600	688	60	–	748
Gross business and government	135,864	1,801	68	137,733	132,038	2,213	69	134,320
ECL allowance	29	15	2	46	30	12	2	44
Net business and government	135,835	1,786	66	137,687	132,008	2,201	67	134,276
Total net undrawn credit facilities and other off-balance sheet exposures	$265,850	$4,557	$79	$270,486	$259,378	$6,028	$86	$265,492

Schedule of Loans Past Due But Not Impaired
This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans.

$ millions, as at				2020 Jan. 31	2019 Oct. 31
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$2,547	$862	$–	$3,409	$3,470
Personal	734	229	–	963	948
Credit card	524	196	106	826	838
Business and government	729	143	–	872	732
	$4,534	$1,430	$106	$6,070	$5,988